SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
Summary of assumptions used for estimating fair value of share-based awards, granted

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Weighted average expected term (years)	6.05	6.04
Interest rate	1.93%	0.99%
Volatility	52%	51%
Dividend yield	—	—

The fair value of share-based awards, granted in 2021 and 2020, was estimated using the Black & Scholes option-pricing model with the following assumptions:

	Year ended December 31
	2021	2020
Weighted average expected term (years)	6.05	6.09
Interest rate	0.98%	0.69%
Volatility	51%	49%
Dividend yield	—	—

Summary of share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss

	For the period of
	six months ended
	June 30,
	2022	2021
	(unaudited)	(unaudited)
Cost of revenue	$65	$43
Research and development	130	74
Selling and marketing	237	195
General and administrative	300	144
	$732	$456

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	Year ended December 31,
	2021	2020
Cost of revenue	$98	$95
Research and development	184	208
Selling and marketing	348	262
General and administrative	305	257
	$935	$822

Summary of changes in outstanding share options

	For the period of six months
	ended June 30,
	2022 (unaudited)		2021 (unaudited)
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of the period	1,095,675	5.67	982,344	3.78
Granted	374,450	14.66	105,633	11.55
Exercised	(32,168)	3.44	(14,841)	3.09
Forfeited	(58,151)	6.25	(47,595)	3.69
Options outstanding at end of the period	1,379,806	8.14	1,025,541	4.59
Options exercisable at end of the period	672,572	4.02	550,444	3.25

NOTE 17: — SHARE-BASED COMPENSATION (continued)

The changes in outstanding share options were as follows:

	Year ended December 31,
	2021		2020
		Weighted		Weighted
	Number	average	Number	average
	of options	exercise price	of options	exercise price
		$		$
Options at beginning of year	982,344	3.78	947,090	3.24
Granted	223,558	13.19	329,175	4.65
Exercised	(31,475)	3.19	(121,247)	1.54
Forfeited	(78,752)	4.37	(172,674)	4.05
Options outstanding at end of year	1,095,675	5.67	982,344	3.78
Options exercisable at end of year	638,297	3.50	521,464	3.18